Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Profit for the period	€ 41.2	€ 56.0
Adjustments for:
Exceptional items	30.1	19.0
Share based payments expense	12.3	1.2
Depreciation and amortization	22.3	21.2
Loss on disposal of property, plant and equipment	0.5	0.1
Net finance costs	29.0	14.6
Taxation	9.4	17.0
Operating cash flow before changes in working capital, provisions and exceptional items	144.8	129.1
Increase in inventories	(34.3)	(19.6)
Increase in trade and other receivables	(53.7)	(54.2)
Increase in trade and other payables	20.6	44.1
Increase in employee benefits and other provisions	1.9	0.5
Cash generated from operations before tax and exceptional items	79.3	99.9
Payments relating to exceptional items	(14.0)	(12.6)
Tax paid	(10.0)	(9.1)
Net cash generated from operating activities	55.3	78.2
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(20.6)	(20.4)
Interest received	1.1	0.0
Cash used in investing activities	(19.5)	(20.4)
Cash flows from financing activities
Repurchase of ordinary shares	0.0	(26.8)
Payment of lease liabilities	(7.0)	(5.5)
Payment of financing fees	(0.5)	0.0
Interest paid	(19.3)	(22.7)
Other financing cash flows	0.0	1.7
Net cash used in financing activities	(26.8)	(53.3)
Net increase in cash and cash equivalents	9.0	4.5
Cash and cash equivalents at beginning of period	370.9
Cash and cash equivalents at beginning of period	369.7	254.2
Effect of exchange rate fluctuations	(4.9)	(2.9)
Cash and cash equivalents at end of period	€ 370.9	€ 255.8